VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated April 7, 2017

to the Statement of Additional Information dated January 28, 2017

Advisers Investment Trust (the “Trust) was established as an open-end investment company under the laws of Ohio by an Agreement of Declaration of Trust dated March 1, 2011 and commenced operations on December 20, 2011. At a Meeting of the Board of Trustees of the Trust (the “Board”) held on March 8-9, 2017, the Board approved the conversion of the Trust from an Ohio business trust to a Delaware statutory trust.

In connection with these changes, the following amendment is being made to the Statement of Additional Information:

On page 1, the first paragraph under the section titled “Description of the Trust and the Fund” is revised as follows:

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 31, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. The Trust is an open-end investment company. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund (the “Funds”), each a series of the Trust. The investment adviser to the Funds is Vontobel Asset Management, Inc. (the “Adviser”).

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.

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